Investment in associate (Tables)	3 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Summary of Changes to Investment

The following table summarizes the changes to the Company's investment as at December 31, 2022:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429
Share of loss in associate	1
Translation gain	29
Balance at December 31, 2022	1,459